Tax	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Tax

7	Tax

Tax expense
	2023	2022	2021
	$m	$m	$m
Current tax[1]	5,718	2,984	3,250
– for this year	5,737	3,264	3,182
– adjustments in respect of prior years	(19)	(280)	68
Deferred tax	71	(2,175)	963
– origination and reversal of temporary differences	19	(2,278)	874
– effect of changes in tax rates	17	(293)	132
– adjustments in respect of prior years	35	396	(43)
Year ended 31 Dec[2]	5,789	809	4,213
1  Current tax included Hong Kong profits tax of $1,328m (2022: $604m; 2021: $813m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2022: 16.5%; 2021: 16.5%).
2  In addition to amounts recorded in the income statement, a tax credit of $41m (2022: credit of $145m) was recorded directly to equity.
Tax reconciliation
The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2023		2022		2021
	$m	%	$m	%	$m	%
Profit before tax	30,348		17,058		18,906
Tax expense
Taxation at UK corporation tax rate of 23.5% (2022: 19.0%, 2021: 19.0%)	7,132	23.5	3,241	19.0	3,592	19.0
Impact of differently taxed overseas profits in overseas locations	(612)	(2.0)	459	2.7	280	1.5
UK banking surcharge	350	1.2	283	1.7	332	1.8
Items increasing tax charge in 2023:
– impairment of interest in associate	705	2.3	—	—	—	—
– local taxes and overseas withholding taxes	419	1.4	346	2.0	360	1.9
– impacts of hyperinflation	348	1.1	171	1.0	68	0.4
– other permanent disallowables	227	0.7	363	2.1	414	2.2
– bank levy	112	0.4	59	0.3	93	0.5
– impact of changes in tax rates	17	0.1	(293)	(1.7)	132	0.7
– adjustments in respect of prior period	16	0.1	116	0.7	25	0.1
– tax impact of sale of French retail banking business	—	—	115	0.7	(434)	(2.3)
– impact of differences between French tax basis and IFRSs	—	—	—	—	434	2.3
Items reducing tax charge in 2023:
– non-taxable income and gains	(1,189)	(3.9)	(825)	(4.8)	(641)	(3.4)
– effect of profits in associates and joint ventures	(571)	(1.9)	(504)	(3.1)	(414)	(2.2)
– movements in provisions for uncertain tax positions	(472)	(1.6)	27	0.2	15	0.1
– accounting gain on acquisition of SVB UK	(442)	(1.5)	—	—	—	—
– deductions for AT1 coupon payments	(229)	(0.7)	(246)	(1.4)	(270)	(1.4)
– movements in unrecognised deferred tax	(22)	(0.1)	(2,503)	(14.7)	227	1.1
Year ended 31 December	5,789	19.1	809	4.7	4,213	22.3
The Group’s profits are taxed at different rates depending on the country or territory in which the profits arise. The key applicable tax rates for
2023 include Hong Kong (16.5%), the US (21%) and the UK (23.5%). If the Group’s profits were taxed at the statutory rates of the countries in which the profits arose, then the tax rate for the year would have been 22.6% (2022: 23.3%).
The effective tax rate for the year of 19.1% was higher than in the previous year (2022: 4.7%). The effective tax rate for the year was increased by 2.3% by the non-taxable impairment of the Group’s interest in BoCom, reduced by 1.6% by the release of provisions for uncertain tax positions and reduced by 1.5% by the non-taxable accounting gain on the acquisition of SVB UK. The effective tax rate for 2022 was reduced by
14.7% as a result of the recognition of previously unrecognised losses in the UK of $2.2bn and France of $0.3bn, in light of improved forecast profitability.
On 20 June 2023, legislation was substantively enacted in the UK to introduce the ‘Pillar Two’ global minimum tax model rules of the OECD’s
Inclusive Framework on Base Erosion and Profit Shifting (’BEPS’) and a UK qualified domestic minimum top-up tax, with effect from 1 January
2024. Under these rules, a top-up tax liability arises where the effective tax rate of the Group’s operations in a jurisdiction, calculated using principles set out in the Pillar Two legislation, is below 15%. Any resulting tax is payable by HSBC Holdings plc, being the Group’s ultimate parent, to HMRC. In response to the OECD’s Pillar Two global minimum tax rules, many national governments have announced their intention to introduce domestic minimum tax rules that are closely aligned to the OECD’s Pillar Two model rules. Where such qualifying domestic minimum tax rules are introduced, they may be expected to have the effect of increasing local tax liabilities to the 15% minimum rate, eliminating the top-up tax liability payable in the UK by HSBC Holdings plc in such cases. Based on the Group’s forecasts, top-up tax liabilities are expected to arise in approximately 10 jurisdictions as a result of low or 0% statutory tax rates, in particular in respect of the Group’s banking operations in Bermuda and the Channel Islands. Additionally, the application of local tax laws in Hong Kong and mainland China, particularly with regard to the non-taxation of dividend income and income on government bonds, has typically resulted in effective tax rates of below 15%. This is expected to create future top-up tax liabilities in these jurisdictions, which have statutory tax rates of 16.5% and 25%, respectively. The application of the Pillar Two global minimum tax rules and the introduction of new domestic minimum tax regimes are currently forecast to increase the Group’s annual effective tax rate by around 0.5 and 1.0 percentage points.
Accounting for taxes involves some estimation because tax law is uncertain and its application requires a degree of judgement, which authorities may dispute. Liabilities are recognised based on best estimates of the probable outcome, taking into account external advice where appropriate. Exposures relating to legacy tax cases were reassessed during 2023, resulting in a credit of $472m to the income statement. We do not expect significant liabilities to arise in excess of the amounts provided. HSBC only recognises current and deferred tax assets where recovery is probable.

Movement of deferred tax assets and liabilities
	Loan impairment provisions	Unused tax losses and tax credits	Financial assets at FVOCI	Cash flow hedges	Retirement obligations	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Assets	1,062	4,397	850	1,271	—	3,048	10,628
Liabilities	—	—	—	—	(1,673)	(1,567)	(3,240)
At 1 Jan 2023	1,062	4,397	850	1,271	(1,673)	1,481	7,388
Income statement	(39)	102	541	1	(114)	(562)	(71)
Other comprehensive income	—	—	(598)	(974)	99	399	(1,074)
Foreign exchange and other adjustments	135	45	83	121	(126)	15	273
At 31 Dec 2023	1,158	4,544	876	419	(1,814)	1,333	6,516
Assets[1]	1,158	4,544	876	419	—	2,933	9,930
Liabilities[1]	—	—	—	—	(1,814)	(1,600)	(3,414)

Assets[2]	1,151	2,001	382	154	—	1,744	5,432
Liabilities[2]	—	—	—	—	(2,819)	(475)	(3,294)
At 1 Jan 2022	1,151	2,001	382	154	(2,819)	1,269	2,138
Income statement	7	2,425	(1,127)	1	217	652	2,175
Other comprehensive income	—	—	2,281	1,159	692	(1,260)	2,872
Foreign exchange and other adjustments	(96)	(29)	(686)	(43)	237	820	203
At 31 Dec 2022	1,062	4,397	850	1,271	(1,673)	1,481	7,388
Assets[1]	1,062	4,397	850	1,271	—	3,048	10,628
Liabilities[1]	—	—	—	—	(1,673)	(1,567)	(3,240)
1After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets of $7,754m (2022: $8,360m)
and deferred tax liabilities of $1,238m (2022: $972m).
2From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.
In applying judgement in recognising deferred tax assets, management has assessed all relevant information, including future business profit projections and the track record of meeting forecasts. Management’s assessment of the likely availability of future taxable profits against which to recover deferred tax assets is based on the most recent financial forecasts approved by management, which cover a five-year period and are extrapolated where necessary, and takes into consideration the reversal of existing taxable temporary differences and past business performance. When forecasts are extrapolated beyond five years, a number of different scenarios are considered, reflecting different downward risk adjustments, in order to assess the sensitivity of our recognition and measurement conclusions in the context of such longer-term forecasts.
The Group’s net deferred tax asset of $6.5bn (2022: $7.4bn) included $3.3bn (2022: $4.0bn) of deferred tax assets relating to the UK, $3.1bn
(2022: $3.3bn) of deferred tax assets relating to the US and a net deferred asset of $0.9bn (2022: $1.0bn) in France.
The UK deferred tax asset of $3.3bn excluded a $1.9bn deferred tax liability arising on the UK pension scheme surplus, the reversal of which is not taken into account when estimating future taxable profits. The UK deferred tax assets are supported by forecasts of taxable profit, also taking into consideration the history of profitability in the relevant businesses. The majority of the deferred tax asset relates to tax attributes which do not expire and are forecast to be recovered within four years and as such are less sensitive to changes in long-term profit forecasts.
The net US deferred tax asset of $3.1bn included $1.3bn related to US tax losses, of which $1.0bn expire in 10 to 15 years. Management expects the US deferred tax asset to be substantially recovered within 14 years, with the majority recovered in the first nine years.
The net deferred tax asset in France of $0.9bn included $0.7bn related to tax losses, which are expected to be substantially recovered within 12 years.
Unrecognised deferred tax
The amount of gross temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised in the balance sheet was $10.4bn (2022: $9.2bn). This amount included unused US state tax losses of $4.0bn (2022: $4.1bn) which are forecast to expire before they are recovered and unused UK tax losses of $4.5bn (2022: $3.5bn), which arose prior to 1 April 2017 and can only be recovered against future taxable profits of HSBC Holdings. No deferred tax was recognised on these losses due to the absence of convincing evidence regarding the availability of sufficient future taxable profits against which to recover them. Deferred tax asset recognition is reassessed at each balance sheet date based on the available evidence. Of the total amounts unrecognised, $5.1bn (2022: $3.6bn) had no expiry date, $0.5bn
(2022: $1.2bn) was scheduled to expire within 10 years and the remaining balance is expected to expire after 10 years.
Deferred tax is not recognised in respect of the Group’s investments in subsidiaries and branches where HSBC is able to control the timing of remittance or other realisation and where remittance or realisation is not probable in the foreseeable future. The aggregate temporary differences relating to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches was $14.4bn (2022: $11.7bn) and the corresponding unrecognised deferred tax liability was $0.7bn (2022: $0.7bn).